WARRANTS (Details) - Warrant [Member]	3 Months Ended
Mar. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning balance | shares	235,557,856
Weighted average exercise price - Warrants outstanding, beginning balance | $ / shares	$ 0.015
Warrants granted | shares	0
Weighted average exercise price - Warrants granted | $ / shares	$ 0
Warrants exercised | shares	0
Weighted average exercise price - Warrants exercised | $ / shares	$ 0
Warrants expired | shares	0
Weighted average exercise price - Warrants expired | $ / shares	$ 0
Warrants outstanding, ending balance | shares	235,557,856
Weighted average exercise price - Warrants outstanding, ending balance | $ / shares	$ 0.015
Warrants exercisable | shares	235,557,856
Weighted average exercise price - Warrants exercisable | $ / shares	$ 0.015